Related Party Transactions and Balances (Narrative) (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) $ / shares $ / yr shares	Jan. 31, 2015 USD ($) $ / shares $ / yr shares
Related Party Transactions And Balances 1		$ 0
Related Party Transactions And Balances 2		50,000
Related Party Transactions And Balances 3		17,060
Related Party Transactions And Balances 4		24,682
Related Party Transactions And Balances 5		978,779
Related Party Transactions And Balances 6		0
Related Party Transactions And Balances 7		8,247
Related Party Transactions And Balances 8		791
Related Party Transactions And Balances 9		0
Related Party Transactions And Balances 10		58,400
Related Party Transactions And Balances 11		112,700
Related Party Transactions And Balances 12		3,147,400
Related Party Transactions And Balances 13		267,918
Related Party Transactions And Balances 14		132,500
Related Party Transactions And Balances 15		$ 0
Related Party Transactions And Balances 16 | shares		1,875
Related Party Transactions And Balances 17 | shares		7,500
Related Party Transactions And Balances 18		$ 24,900
Related Party Transactions And Balances 19		$ 25,500
Related Party Transactions And Balances 20 | $ / yr		400,000
Related Party Transactions And Balances 21 | shares		1,428,750
Related Party Transactions And Balances 22		20.00%
Related Party Transactions And Balances 23 | $ / shares		$ 5.12
Related Party Transactions And Balances 24 | shares		2,500
Related Party Transactions And Balances 25		$ 15,000
Related Party Transactions And Balances 26 | $ / shares		$ 6.00
Related Party Transactions And Balances 27		$ 170,369
Related Party Transactions And Balances 28		0
Related Party Transactions And Balances 29		10,400
Related Party Transactions And Balances 30		$ 0
Related Party Transactions And Balances 31 | $ / yr		200,000
Related Party Transactions And Balances 32 | shares		70,000
Related Party Transactions And Balances 33 | $ / shares		$ 5.12
Related Party Transactions And Balances 34		108,000
Related Party Transactions And Balances 35 | $ / shares		$ 5.12
Related Party Transactions And Balances 36 | $ / yr		175,000
Related Party Transactions And Balances 37 | shares		92,500
Related Party Transactions And Balances 38 | $ / shares		$ 5.12
Related Party Transactions And Balances 1	$ 24,186
Related Party Transactions And Balances 2	17,060
Related Party Transactions And Balances 3	953,779
Related Party Transactions And Balances 4	978,779
Related Party Transactions And Balances 5	22,420
Related Party Transactions And Balances 6	8,247
Related Party Transactions And Balances 7	7,063
Related Party Transactions And Balances 8	791
Related Party Transactions And Balances 9	1,612,952
Related Party Transactions And Balances 10	4,017,737
Related Party Transactions And Balances 11	1,872,467
Related Party Transactions And Balances 12	1,975,515
Related Party Transactions And Balances 13	71,646
Related Party Transactions And Balances 14	230,728
Related Party Transactions And Balances 15	43,500
Related Party Transactions And Balances 16	$ 89,000
Related Party Transactions And Balances 17 | shares	1,875
Related Party Transactions And Balances 18 | shares	7,500
Related Party Transactions And Balances 19	$ 0
Related Party Transactions And Balances 20	43,500
Related Party Transactions And Balances 21	$ 157,300
Related Party Transactions And Balances 22 | $ / yr	400,000
Related Party Transactions And Balances 23 | shares	1,428,750
Related Party Transactions And Balances 24	20.00%
Related Party Transactions And Balances 25 | $ / shares	$ 5.12
Related Party Transactions And Balances 26 | shares	2,500
Related Party Transactions And Balances 27 | $ / shares	$ 4.80
Related Party Transactions And Balances 28	$ 203,702
Related Party Transactions And Balances 29	170,369
Related Party Transactions And Balances 30	$ 166,665
Related Party Transactions And Balances 31	3.00%
Related Party Transactions And Balances 32 | $ / yr	200,000
Related Party Transactions And Balances 33 | shares	70,000
Related Party Transactions And Balances 34 | $ / shares	$ 5.12
Related Party Transactions And Balances 35 | $ / yr	175,000
Related Party Transactions And Balances 36 | shares	92,500
Related Party Transactions And Balances 37 | $ / shares	$ 5.12